Channing Intrinsic Value Small-Cap Fund
Schedule of Investments
October 31, 2021 - (Unaudited)
COMMON STOCKS — 97.42% Shares Fair Value
Communications — 2.60%
Gray Television, Inc. 1,656 $ 38,817
Consumer Discretionary — 13.32%
Asbury Automotive Group, Inc.
(a)
159 31,118
Boyd Gaming Corp.
(a)
604 38,522
Madison Square Garden Entertainment Corp., Class A
(a)
433 30,514
Marriott Vacations Worldwide Corp. 187 29,400
OneSpaWorld Holdings Ltd.
(a)
3,012 32,530
PVH Corp.
(a)
336 36,735
198,819
Consumer Staples — 4.68%
Darling Ingredients, Inc.
(a)
551 46,571
TreeHouse Foods, Inc.
(a)
643 23,238
69,809
Energy — 2.75%
PDC Energy, Inc. 784 41,011
Financials — 19.12%
Artisan Partners Asset Management, Inc., Class A 585 28,981
Banner Corp. 691 39,913
Cadence Bank 1,209 35,082
Horace Mann Educators Corp. 645 25,271
Independent Bank Corp. 454 38,363
Pacific Premier Bancorp, Inc. 867 36,405
Stifel Financial Corp. 573 41,754
Synovus Financial Corp. 849 39,555
285,324
Health Care — 6.52%
Integer Holdings Corp.
(a)
395 35,557
Merit Medical Systems, Inc.
(a)
473 31,814
NuVasive , Inc.
(a)
560 29,882
97,253
Industrials — 25.77%
Allegiant Travel Co.
(a)
113 19,806
Brink's Co. (The) 489 33,682
Cactus, Inc., Class A 818 35,583
Gibraltar Industries, Inc.
(a)
292 19,027
Harsco Corp.
(a)
1,889 32,302
Hillenbrand, Inc. 675 30,686
Kennametal, Inc. 965 38,358
MSA Safety, Inc. 241 36,880
Regal Rexnord Corp. 201 30,684
SPX Corp.
(a)
672 39,036
SPX FLOW, Inc. 468 34,964
Zurn Water Solutions Corp. 919 33,341
384,349

Channing Intrinsic Value Small-Cap Fund
Schedule of Investments (continued)
October 31, 2021 - (Unaudited)
COMMON STOCKS — 97.42% - (continued) Shares Fair Value
Materials — 5.77%
Allegheny Technologies, Inc.
(a)
2,212 $ 35,613
Avient Corp. 938 50,540
86,153
Real Estate — 4.30%
Corporate Office Properties Trust 1,242 33,683
Physicians Realty Trust 1,604 30,492
64,175
Technology — 12.59%
Avaya Holdings Corp.
(a)
879 16,367
CMC Materials, Inc. 59 7,574
ExlService Holdings, Inc.
(a)
311 38,138
FormFactor , Inc.
(a)
840 33,415
ManTech International Corp., Class A 431 37,161
MaxLinear , Inc.
(a)
877 55,251
187,906
Total Common Stocks (Cost $1,400,274) 1,453,616
MONEY MARKET FUNDS - 2.16%
First American Treasury Obligations Fund, Class X, 0.01%
(b)
32,196 32,196
Total Money Market Funds (Cost $32,196) 32,196
Total Investments — 99.58% (Cost $1,432,470) 1,485,812
Other Assets in Excess of Liabilities — 0.42% 6,339
NET ASSETS — 100.00% $ 1,492,151
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of October 31, 2021.